Share-based plans (Tables)	12 Months Ended
Dec. 31, 2025
Share-based plans
Summary of overview of plans

		Fresenius Medical			Fresenius Medical		Fresenius Medical
	Fresenius Medical	Care Management	Fresenius Medical	Fresenius Medical	Care Management	Fresenius Medical	Care Management
	Care Long-Term	Board Long-Term	Care Long-Term	Care Long Term	Board Long Term	Care Long Term	Board Long Term
	Incentive Plan	Incentive Plan	Incentive Plan	Incentive Plan	Incentive Plan	Incentive Plan	Incentive Plan
	2025+ (LTIP 2025+)	2024+ (MB LTIP 2024+)	2024+ (LTIP 2024+)	2022+ (LTIP 2022+)	2020 (MB LTIP 2020)	2019 (LTIP 2019)	2019 (MB LTIP 2019)
Eligible persons	Managerial staff members	Members of the Management Board (1)	Managerial staff members	Managerial staff members	Members of the Management Board (1)	Managerial staff members	Members of the Management Board (1)
Years in which an allocation occurred	2025	2024, 2025	2024	2022, 2023	2020–2023	2019–2021	2019
Months in which an allocation occurred	July, December	March (2024, 2025), June (2024)	July, December	July, December	November (2020), March (2021–2023), October (2022, 2023)	July, December	July, December
Type of settlement	Equity or cash (determined prior to the respective allocation date)	Equity or cash (determined prior to the respective allocation date)	In cash	In cash	In cash	In cash	In cash
(1)	Also includes former members of the management board of the General Partner.

Schedule of material input factors to determination of weighted average grant date fair value

Material input factors to the determination of the weighted average grant date fair value for allocations during 2025
	LTIP 2025+		MB LTIP 2024+
Allocation date	July 28, 2025	December 1, 2025	March 1, 2025
Share price at grant date	€44.75	€40.71	€45.00
Expected volatility of the Company’s share price	32.75%	31.99%	31.78%
Vesting period	Three years		Four years
Expected dividends for the Company’s shares	Based on proposed dividends, publicly available estimations by financial institutions and projections
Risk-free interest rate for the Company’s share price	1.97%	2.10%	2.24%

Summary of compensation expense recognized for Performance Shares

Compensation expense for share-based compensation plans
in € K
	2025	2024	2023
Equity-settled allocations
LTIP 2025+	6,293	—	—
MB LTIP 2024+	2,078	—	—
Cash-settled allocations
LTIP 2025+	536	—	—
MB LTIP 2024+	2,173	3,468	—
LTIP 2024+	20,452	12,078	—
LTIP 2022+	12,784	24,013	17,181
MB LTIP 2020	808	(1,675)	5,417
LTIP 2019	—	574	9,138
MB LTIP 2019	—	—	779

Cash-settled plans
Share-based plans
Schedule of Performance Shares

Outstanding Performance Shares that will be settled in cash
	2025			2024
	Members of the			Members of the
	Management	Other plan		Management	Other plan
	Board	participants	Total	Board	participants	Total
LTIP 2025+	—	132,711	132,711	—	—	—
MB LTIP 2024+	220,955	37,546	258,501	266,497	37,546	304,043
LTIP 2024+	—	1,768,618	1,768,618	—	1,906,842	1,906,842
LTIP 2022+	—	1,205,535	1,205,535	—	2,691,190	2,691,190
MB LTIP 2020	114,395	126,377	240,772	236,574	267,539	504,113

Equity-settled plans
Share-based plans
Schedule of Performance Shares

Reconciliation of Performance Shares that will be settled in shares of the Company
	LTIP 2025+		MB LTIP 2024+
Balance at December 31, 2024	—		—
Granted	1,259,234		230,873
Exercised	—		—
Forfeited	—		(36,643)
Balance at December 31, 2025	1,259,234	(1)	194,230	(2)
(1)	The Performance Shares will be automatically exercised after the lapse of the vesting period, and the weighted average remaining contractual life amounts to 2.60 years.
(2)	The Performance Shares will be automatically exercised after the lapse of the vesting period, and the weighted average remaining contractual life amounts to 3.17 years.